Summary of Gains and Losses for Derivative Instruments Recognized in Net Realized Investment Gains and Losses in Statements of Operations (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
GBAP [Member]
Summary of realized gains and losses for derivative instruments
Hedging gains/losses	$ (2)	$ (402)	$ 941
Negative Impact of Higher Interest Rate Risk [Member]
Summary of realized gains and losses for derivative instruments
Hedging gains/losses		$ 52	$ (1,000)